Condensed Consolidated Statements of Stockholders' Equity - USD ($)	Total	Capital stock [Member]	Capital stock [Member] Excercise Of Warrants [Member]	Capital stock [Member] Issuance Of Common Stock And Preferred Stock [Member]	Preferred stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Excercise Of Warrants [Member]	Additional Paid-in Capital [Member] Issuance Of Common Stock And Preferred Stock [Member]	Retained Earnings [Member]	Former Parent Company Investment [Member]	Former Parent Company Investment [Member] Excercise Of Warrants [Member]	Former Parent Company Investment [Member] Issuance Of Common Stock And Preferred Stock [Member]
Beginning balance, shares at Dec. 31, 2022		500			0
Beginning balance, value at Dec. 31, 2022	$ 38,894,205	$ 0			$ 0	$ 0			$ 0	$ 38,894,205
Issuance of common stock (including the exercise of warrants) net of issuance costs, shares				31,826
Issuance of common stock (including the exercise of warrants) net of issuance costs, value				$ 318				$ 29,953,661				$ (29,953,979)
Net income/(loss)	388,125
Net increase in former Parent Company investment	3,305,083									3,305,083
Net income for the period from January 1, 2023 to Spin-Off	390,691									390,691
Cancellation of common stock, shares		(500)
Capitalization at Spin-Off issuance of preferred stock, Shares					600,000
Capitalization at Spin-Off issuance of preferred stock, Value					$ 6,000	12,630,000				(12,636,000)
Net loss for the period from the Spin-Off to June 30, 2023	(2,566)								(2,566)
Dividends declared on Series A preferred shares	(20,833)					(20,833)
Ending balance, shares at Jun. 30, 2023		31,826			600,000
Ending balance, value at Jun. 30, 2023	42,566,580	$ 318			$ 6,000	42,562,828			(2,566)	0
Beginning balance, shares at Dec. 31, 2023		87,423			600,000
Beginning balance, value at Dec. 31, 2023	55,543,849	$ 874			$ 6,000	47,191,056			8,345,919	55,543,849
Issuance of common stock (including the exercise of warrants) net of issuance costs, shares		1,479,404	8,690,807
Issuance of common stock (including the exercise of warrants) net of issuance costs, value		$ 14,794	$ 86,908			4,301,152	$ 14,587,564			4,315,946	$ 14,674,472
Net income/(loss)	(7,970,332)								(7,970,332)	(7,970,332)
Dividends declared on Series A preferred shares									(379,166)	(379,166)
Down round deemed dividend on Series A preferred shares	2,862,000					2,862,000			(2,862,000)
Stock-based compensation						126,480				126,480
Ending balance, shares at Jun. 30, 2024		10,257,634			600,000
Ending balance, value at Jun. 30, 2024	$ 66,311,249	$ 102,576			$ 6,000	$ 69,068,252			$ (2,865,579)	$ 66,311,249